Note 7 - Prepaid Expenses and Deposits - Components of Prepaid Expenses and Deposits (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Prepaid and deposits related to exploration and evaluation expenditures	$ 730	$ 7
Other prepaid expenses and deposits	437	312
	$ 1,167	$ 319